CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Allowance for credit loss	$ 3,749	$ 3,977
Common stock par value ( in dollars per share)	$ 0.01	$ 0.01
Common shares: Authorized (in units)	39,389,219	39,389,219
Common shares: Issued (in units)	34,523,284	325,983,360
Common shares: Outstanding (in units)	329,042,787	34,202,287
Series A Redeemable Common Equivalent Preferred Units
Redeemable Common Preferred Units, Par Value (in dollars per unit)	$ 0	$ 0
Redeemable Common Preferred Units Authorized (in units)	222,150,000	222,150,000
Redeemable Common Preferred Shares Issued (in shares)	222,150,000	222,150,000
Redeemable Common Preferred Units Outstanding (in units)	222,150,000	222,150,000
Series B Redeemable Common Equivalent Preferred Units
Redeemable Common Preferred Units, Par Value (in dollars per unit)	$ 0	$ 0
Redeemable Common Preferred Units Authorized (in units)	17,000,000	17,000,000
Redeemable Common Preferred Shares Issued (in shares)	17,000,000	17,000,000
Redeemable Common Preferred Units Outstanding (in units)	17,000,000	17,000,000